CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	$ 10,101,647	$ 11,089,528	$ 9,257,607
Cost of revenues	7,786,717	8,729,856	6,216,774
General and administrative expenses	703,233	798,233	865,690
Net (loss) income attributable to shareholders	(1,477,813)	162,229	132,687
Other comprehensive loss
Foreign currency translation adjustments	66,618	(29,439)	(248,101)
Comprehensive (loss) income attributable to shareholders	(1,411,195)	132,790	(115,414)
Parent | Reportable Legal Entities
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	650,000
Cost of revenues	(320,000)
General and administrative expenses	(6,461)
Interest income	4
Equity in (loss) earnings of subsidiaries	(1,801,356)	162,229	132,687
Net (loss) income attributable to shareholders	(1,477,813)	162,229	132,687
Other comprehensive loss
Foreign currency translation adjustments	66,618	(29,439)	(248,101)
Comprehensive (loss) income attributable to shareholders	$ (1,411,195)	$ 132,790	$ (115,414)